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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment [ ]      Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SRB Management, L.P.
Address: 300 Crescent Court, Suite 1111
         Dallas, Texas 75201

Form 13F File Number: 028-12314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Steven R. Becker                 Contact Person: George Lee
Title: Member of BC Advisors, L.L.C.,
       general partner of
       SRB Management, L.P.
Phone: (214) 756-6056

Signature, Place and Date of Signing:


         /s/ Steven R. Becker                Dallas, Texas       August 14, 2007
-------------------------------------   ----------------------   ---------------
             (Signature)                     (City, State)            (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:              38
Form 13F Information Table Value Total:        $111,545
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                           FORM 13F Information Table

          Column 1:              Column 2:    Column 3:  Column 4:       Column 5:      Column 6  Column 7:       Column 8:
---------------------------- ---------------- --------- ----------- ------------------ ---------- --------- ---------------------
                                                        Fair Market Shares or                                  Voting Authority
                                 Title of       CUSIP      Value    Principal SH/ Put/ Investment   Other   ---------------------
       Name of Issuer              Class        Number   (x $1,000)   Amount  PRN Call Discretion  Managers    Sole   Shared None
---------------------------- ---------------- --------- ----------- --------- --- ---- ---------- --------- --------- ------ ----
ACCELRYS INC                        COM       00430U103        4788   761,172  SH         SOLE                761,172
ADEPT TECHNOLOGY INC              COM NEW     006854202        1705   269,317  SH         SOLE                269,317
MIDDLEBROOK PHARMA INC F/K/A
   ADVANCIS PHARMA INC              COM       00764L109         923   365,000  SH         SOLE                365,000
ALLOY INC                         NEW COM     019855303        2163   216,286  SH         SOLE                216,286
ALPHATEC HOLDINGS INC               COM       02081G102        1958   515,295  SH         SOLE                515,295
AUTOBYTEL INC                       COM       05275N106       14405 3,389,363  SH         SOLE              3,389,363
BORLAND SOFTWARE CORP               COM       099849101        3018   508,000  SH         SOLE                508,000
CALIPER LIFE SCIENCES INC           COM       130872104        2771   590,850  SH         SOLE                590,850
CALIPER LIFE SCIENCES INC    *W EXP 08/10/201 130872112         394   275,746  SH         SOLE                275,746
CALLIDUS SOFTWARE INC               COM       13123E500        3953   488,041  SH         SOLE                488,041
CAPTARIS INC                        COM       14071N104         428    83,568  SH         SOLE                 83,568
CARRIER ACCESS CORP                 COM       144460102        1032   219,957  SH         SOLE                219,957
CHEROKEE INTERNATIONAL CORP         COM       164450108        3684   745,837  SH         SOLE                745,837
CORGI INTL LTD                 SPON ADR NEW   21872Q202        1712   311,233  SH         SOLE                311,233
DESIGN WITHIN REACH INC             COM       250557105        4790   805,054  SH         SOLE                805,054
ENCISION INC                        COM       29254Q104         672   187,175  SH         SOLE                187,175
FIRST ALBANY COS INC                COM       318465101        1154   690,813  SH         SOLE                690,813
FUEL SYS SOLUTIONS INC             CALL       35952H906        1658   100,000  SH CALL    SOLE                100,000
FUEL SYS SOLUTIONS INC              COM       35952W103        5333   321,660  SH         SOLE                321,660
ICAGEN INC                          COM       45104P104        4214 2,107,110  SH         SOLE              2,107,110
INVENTURE GROUP INC                 COM       461214108        7695 2,434,997  SH         SOLE              2,434,997
KINTERA INC                         COM       49720P506        4926 2,199,143  SH         SOLE              2,199,143
LOOKSMART LTD                     COM NEW     543442503         716   183,485  SH         SOLE                183,485
MANAGEMENT NETWORK GROUP INC        COM       561693102        6492 3,637,799  SH         SOLE              3,637,799
MODTECH HLDGS INC                   COM       60783C100         105    38,922  SH         SOLE                 38,922
NMS COMMUNICATIONS CORP             COM       629248105        2301 1,337,613  SH         SOLE              1,337,613
NAVARRE CORP                        COM       639208107         195    50,098  SH         SOLE                 50,098
NUVELO INC                        COM NEW     67072M301         721   265,000  SH         SOLE                265,000
OMEGA PROTEIN CORP                  COM       68210P107        2871   310,008  SH         SOLE                310,008
PALATIN TECHNOLOGIES INC          COM NEW     696077304        1072   541,250  SH         SOLE                541,250
POKERTEK INC                        COM       730864105        4394   376,814  SH         SOLE                376,814
PROXYMED INC                      COM NEW     744290305         333   145,377  SH         SOLE                145,377
SIRVA INC                           COM       82967Y104         925   467,335  SH         SOLE                467,335
STRATEGIC DIAGNOSTICS INC           COM       862700101        9367 2,063,296  SH         SOLE              2,063,296
3-D SYS CORP DEL                  COM NEW     88554D205        1990    80,000  SH         SOLE                 80,000

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
TIER TECHNOLOGIES INC              CL B       88650Q100        3537   360,900  SH         SOLE                360,900
YOUBET.COM INC                      COM       987413101        2766 1,133,590  SH         SOLE              1,133,590
ZILA INC                       COM PAR $0.01  989513205         384   276,500  SH         SOLE                276,500